UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2012

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 07/20/12
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 118

Form 13F Information Table Value Total: $259,993 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



Name of Issuer                            Title          CUSIP       Values    Shares   Investment   Other       Voting Authority
                                         Of Class                                       Discretion   Mgrs      Sole   Shared   None

ACE Ltd                                    SHS         H0023R105     2,758      37,200                        37,200
Yandex N V                             SHS CLASS A     N97284108     1,768      92,808                        92,808
Abbot Labs                                 COM         002824100     1,128      17,496                        17,496
Alexion Pharmaceuticals Inc                COM         015351109     3,666      36,917                        36,917
Amazon Com Inc                             COM         023135106     1,677       7,345                         7,345
American Express Co                        COM         025816109     3,044      52,302                        52,302
Ansys Inc                                  COM         03662Q105     2,169      34,367                        34,367
Apple Inc                                  COM         037833100    12,467      21,348                        21,348
ARM Hldgs PLC                         SPONSORED ADR    042068106     7,676     322,659                       322,659
Baidu Inc                             SPON ADR REP A   056752108      5,411     47,063                        47,063
Barrick Gold Corp                          COM         067901108      1,189     31,659                        31,659
Berkshire Hathaway Inc Del               CL B NEW      084670702      2,007     24,088                        24,088
Bldrs Index Fds Tr                    EMER MK 50 ADR   09348R300      1,954     52,021                        52,021
Buffalo Wild Wings Inc                     COM         119848109      1,444     16,665                        16,665
Cenovus Energy Inc                         COM         15135U109      3,386    106,483                       106,483
Cerner Corp                                COM         156782104      2,836     34,314                        34,314
Chevron Corp New                           COM         166764100      2,315     21,939                        21,939
Chipotle Mexican Grill Inc                 COM         169656105      1,352      3,558                         3,558
Coach Inc                                  COM         189754104      2,601     44,477                        44,477
Concho Res Inc                             COM         20605P101      1,627     19,119                        19,119
ConocoPhillips                             COM         20825C104        412      7,364                         7,364
EGA Emerging Global SHS Tr           EGS EMKTCONS ETF  268461779      3,546    153,438                       153,438
EGA Emerging Global SHS Tr           EGS BRAZ INF ETF  268461829        221     10,261                        10,261
Eaton Vance Tx Mgd Div Eq I                COM         27828N102        553     60,985                        60,985
Eaton Vance Sh Tm Dr Divr I                COM         27828v104        570     34,197                        34,197
Expeditors Intl Wash Inc                   COM         302130109        427     11,027                        11,027
Exxon Mobil Corp                           COM         30231G102      5,265     61,532                        61,532
FLIR Sys Inc                               COM         302445101        426     21,830                        21,830
First Rep Bk San Francisco                 COM         33616C100      3,334     99,218                        99,218
General Electric Co                        COM         369604103        531     25,472                        25,472
Global X Fds                          GLB X SUPERDIV   37950E549        986     46,386                        46,386
Global X Fds                          GLB X BRAZ CON   37950E846      3,031    185,389                       185,389
Google Inc                                CL A         38259P508      1,366      2,355                         2,355
HDFC Bank Ltd                         ADR REPS 3 SHS   40415F101      1,732     53,126                        53,126
Hexcel Corp New                            COM         428291108      1,489     57,743                        57,743
Home Depot Inc                             COM         437076102      1,193     22,512                        22,512
Imperial Oil Ltd                         COM NEW       453038408      2,018     48,370                        48,370
International Business Mach                COM         459200101        233      1,192                         1,192
Intuitive Surgical Inc                   COM NEW       46120E602      3,551      6,413                         6,413
Ishares Gold Trust                       ISHARES       464285105      4,013    257,874                       257,874
IShares Tr                            DJ SEL DIV INX   464287168      1,872     33,315                        33,315
IShares Tr                            S&P 500 INDEX    464287200      3,476     25,422                        25,422
IShares Tr                            BARCLY USAGG B   464287226        237      2,130                         2,130
IShares Tr                            MSCI EMERG MKT   464287234      7,061    180,416                       180,416
IShares Tr                              S&P500 GRW     464287309        366      4,982                         4,982
IShares Tr                            MSCI EAFE INDEX  464287465      2,416     48,362                        48,362
IShares Tr                            S&P MC 400 GRW   464287606        396      3,742                         3,742
IShares Tr                             RUSSELL1000GRW  464287614        419      6,623                         6,623
IShares Tr                             RUSL 3000 GROW  464287671        371      7,197                         7,197
IShares Tr                             S&P SMLCP GROW  464287887        508      6,297                         6,297
IShares Tr                            S&P NTL AMTFREE  464288414        395      3,585                         3,585
IShares Tr                             HIGH YLD CORP   464288513      2,166     23,727                        23,727
IShares Tr                           RESIDENT PLS CAP  464288562      3,119     64,850                        64,850
IShares Tr                           BARCLYS INTER CR  464288638      3,245     29,679                        29,679
IShares Tr                            US PFD STK IDX   464288687      3,848     98,602                        98,602
IShares Tr                             DJ OIL EQUIP    464288844        386      8,341                         8,341
Johnson & Johnson                          COM         478160104        277      4,093                         4,093
Kinder Morgan Energy Partne           UT LTD PARTNER   494550106        361      4,600                         4,600
Kodiak Oil & Gas Corp                      COM         50015Q100      2,508    305,457                       305,457
LKQ Corp                                   COM         501889208      1,443     43,258                        43,258
Lululemon Athletica Inc                    COM         550021109      6,148    103,100                       103,100
Market Vectors ETF Tr                 BRAZL SMCP ETF   57060U613      1,180     32,241                        32,241
Market Vectors ETF Tr                 HG YLD MUN ETF   57060u878        216      6,695                         6,695
Mastercard Inc                            CL A         57636Q104      2,184      5,078                         5,078
McDonalds Corp                             COM         580135101        220      2,489                         2,489
Mead Johnson Nutrition Co                  COM         582839106      2,250     27,953                        27,953
Netease Inc                           SPONSORED ADR    64110W102      1,201     20,403                        20,403
NQ Mobile Inc                         ADR REPR CL A    64118U108      1,057    129,009                       129,009
Nuveen Mtg Opportunity Term                COM         670735109        241      9,885                         9,885
Oracle Corp                                COM         68389X105        388     13,061                        13,061
Pfizer Inc                                 COM         717081103        290     12,618                        12,618
Pimco ETF Tr                           AUSTRALIA BD    72201R742        803      7,945                         7,945
Pimco ETF Tr                          0-5 HIGH YIELD   72201R783      4,130     41,272                        41,272
Pimco ETF Tr                         INTER MUN BD ST   72201R866      1,266     23,570                        23,570
Plum Creek Timber Co Inc                   COM         729251108        298      7,500                         7,500
Powershares QQQ Trust                   UNIT SER 1     73935A104      3,666     57,144                        57,144
Powershares ETF Trust                  DYNA BUYBK ACH  73935X286      2,418     85,052                        85,052
Powershares ETF Trust                  HI YLD EQ DVDN  73935X302      2,618    279,141                       279,141
Powershares ETF Trust                   DYN OIL SVCS   73935X625      2,380    133,623                       133,623
Powershares ETF Trust II               INTL CORP BOND  73936Q835        264      9,783                         9,783
Powershares Global ETF Trus            FDM HG YLD RAFI 73936T557      3,008    160,577                       160,577
Powershares Global ETF Trus            SOVEREIGN DEBT  73936T573      3,729    129,350                       129,350
Powershares ETF Trust II                S&P500 LOW VOL 73937b779      2,567     93,059                        93,059
Procter & Gamble Co                        COM         742718109        947     15,464                        15,464
Questcor Pharmaceuticals In                COM         74835Y101      1,941     36,465                        36,465
Rayonier Inc                               COM         754907103      1,495     33,301                        33,301
SPDR Gold Trust                          GOLD SHS      78463V107     21,257    136,976                       136,976
SPDR Index SHS FDS                    EMERG MKTS ETF   78463X509      2,845     47,336                        47,336
SPDR Index SHS FDS                    S&P EM MKT DIV   78463X533      6,360    140,791                       140,791
SPDR Series Trust                     BRCLYS CAP CONV  78464A359        703     18,721                        18,721
SPDR Series Trust                     DB INT GVT ETF   78464A490      2,048     34,786                        34,786
SPDR Series Trust                     S&P RETAIL ETF   78464A714        496      8,389                         8,389
SPDR Series Trust                      S&P DIVID ETF   78464A763      2,530     45,468                        45,468
SPDR Series Trust                    S&P 400 MDCP GRW  78464A821        958     12,185                        12,185
Salesforce Com Inc                         COM         79466L302      3,719     26,899                        26,899
Schwab Strategic Tr                   US BRD MKT ETF   808524102      1,823     55,796                        55,796
Select Sector SPDR Tr                 SBI INT-ENERGY   81369Y506        213      3,206                         3,206
Simon Ppty Group Inc NEW                   COM         828806109        414      2,657                         2,657
Sirona Dental Systems Inc                  COM         82966C103      2,601     57,798                        57,798
Southern Co                                COM         842587107        405      8,744                         8,744
Stericycle Inc                             COM         858912108      3,550     38,727                        38,727
Thermo Fisher Scientific In                COM         883556102      1,296     24,971                        24,971
Toronto Dominion BK ONT                  COM NEW       891160509        309      3,952                         3,952
Transdigm Group Inc                        COM         893641100      1,053      7,837                         7,837
TripAdvisor Inc                            COM         896945201      1,345     30,105                        30,105
Vanguard World FDS                     UTILITIES ETF   92204A876      2,995     38,144                        38,144
Vanguard Intl Equity Index             ALLWRLD EX US   922042775      2,085     50,881                        50,881
Vanguard Intl Equity Index           MSCI EMR MKT ETF  922042858        352      8,804                         8,804
Vanguard Index FDS                       REIT ETF      922908553        238      3,642                         3,642
Vanguard Index FDS                    EXTEND MKT ETF   922908652      3,166     56,114                        56,114
Vanguard Index FDS                    TOTAL STK MKT    922908769        263      3,780                         3,780
Verizon Communications Inc                 COM         92343V104        249      5,594                         5,594
Visa Inc                                 COM CL A      92826C839      3,975     32,151                        32,151
Volcano Corporation                        COM         928645100      2,138     74,618                        74,618
WisdomTree Trust                      EMERG MKTS ETF   97717W315      5,712    110,254                       110,254
Wisdom Tree Tr                        ASIA LC DBT FD   97717X842      1,042     20,404                        20,404
WisdomTree Tr                    EM LCL DEBT FD        97717X867      1,241     24,510                       24,510
Wright Express Corp                        COM         98233Q105      3,462     56,096                       56,096